Other Income (Details) - Schedule of Other Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income [Abstract]
Government grant	$ 70,612	$ 1,592
Interest income on bank deposits	595	21	4
Other	201	15,023	34,789
Other income	$ 71,408	$ 16,636	$ 34,793